VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.8%
Australia : 3.0%
ASX Ltd. † 4,753 $ 175,515
Brambles Ltd. 14,331 193,624
Endeavour Group Ltd. † 62,768 141,280
510,419
Belgium : 1.1%
Anheuser-Busch InBev SA 2,324 192,149
Underline
Brazil : 2.1%
Ambev SA 112,800 355,010
Underline
China : 15.0%
Alibaba Group Holding Ltd.
(HKD) 21,900 262,574
Baidu, Inc. (HKD) * 12,200 174,185
Foshan Haitian Flavouring &
Food Co. Ltd. 34,100 166,929
Inner Mongolia Yili Industrial
Group Co. Ltd. 45,800 161,610
JD.com, Inc. (HKD) 11,800 150,352
Kweichow Moutai Co. Ltd. 900 157,308
Luzhou Laojiao Co. Ltd. 25,200 288,581
Prosus NV (EUR) 7,249 315,188
SF Holding Co. Ltd. 65,600 302,566
Tencent Holdings Ltd. (HKD) 5,600 309,054
Yum China Holdings, Inc.
(USD) 7,262 296,798
2,585,145
France : 7.7%
Bureau Veritas SA 11,061 338,993
Dassault Aviation SA 495 162,699
Edenred SE 6,778 174,343
Pernod Ricard SA † 2,016 146,628
Safran SA 470 185,331
Thales SA 1,225 315,020
1,323,014
Germany : 6.6%
Hensoldt AG * 3,811 296,199
MTU Aero Engines AG 491 204,727
Rheinmetall AG 90 102,463
Sartorius Stedim Biotech 895 185,695
Siemens Healthineers AG
144A 3,696 144,242
Symrise AG 2,064 207,166
1,140,492
Japan : 5.3%
Advantest Corp. 1,100 226,399
Hoshizaki Corp. 5,400 176,751
Kao Corp. † 9,200 182,410
Sony Group Corp. 15,900 320,110
905,670
Netherlands : 7.0%
BE Semiconductor Industries
NV 847 279,895
Ferrovial NV 2,588 177,492
Heineken NV 2,075 174,329
Koninklijke Philips NV * † 12,575 342,182
Number
of Shares Value
Netherlands (continued)
NXP Semiconductors NV
(USD) 810 $ 227,634
1,201,532
New Zealand : 1.0%
Auckland International
Airport Ltd. 36,040 171,352
Underline
Sweden : 1.7%
Elekta AB † 56,363 287,946
Underline
Switzerland : 1.0%
Roche Holding AG 421 173,357
Underline
Taiwan : 2.3%
Taiwan Semiconductor
Manufacturing Co. Ltd. 5,000 394,451
Underline
United Kingdom : 8.6%
BAE Systems PLC 12,088 296,415
GSK PLC 12,934 339,759
Melrose Industries PLC 52,528 331,423
Reckitt Benckiser Group PLC 2,828 184,309
Spirax Group PLC 3,691 335,062
1,486,968
United States : 37.4%
Agilent Technologies, Inc. 1,484 197,120
Airbnb, Inc. * 1,254 179,447
Allegion PLC 1,341 188,397
Amphenol Corp. 1,192 210,173
Bristol-Myers Squibb Co. 5,948 342,724
Broadcom, Inc. 909 343,375
Brown-Forman Corp. 6,728 179,301
Charles Schwab Corp. 3,756 346,566
Constellation Brands, Inc. 1,136 158,006
Danaher Corp. 1,789 340,769
Datadog, Inc. * 1,330 346,279
Entegris, Inc. 1,363 245,149
Estee Lauder Cos, Inc. 3,828 302,221
Etsy, Inc. * 2,946 221,922
GE HealthCare Technologies,
Inc. 2,647 169,434
Huntington Ingalls
Industries, Inc. 586 164,015
MarketAxess Holdings, Inc. 920 104,411
Masco Corp. 2,651 215,712
Meta Platforms, Inc. 558 314,316
Microsoft Corp. 835 311,472
Mondelez International, Inc. 2,772 160,332
Northrop Grumman Corp. 316 160,942
NVIDIA Corp. 1,729 345,956
US Bancorp 6,350 383,540
Walt Disney Co. 1,731 166,609
Zimmer Biomet Holdings,
Inc. 3,781 325,506
6,423,694
Total Common Stocks
(Cost: $15,826,356) 17,151,199

VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.9%
Money Market Fund: 1.9%
(Cost: $328,511)
Number
of Shares Value
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.65%(a) 328,511 $ 328,511
Total Investments: 101.7%
(Cost: $16,154,867) 17,479,710
Liabilities in excess of other assets: (1.7)% (298,515)
NET ASSETS: 100.0% $ 17,181,195
Definitions:
EUR Euro
HKD Hong Kong Dollar
USD United States Dollar
(a) The rate shown is the 7-day yield as of 06/30/26.
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $903,071.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $144,242, or 0.8% of net assets.
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 17,151,199
Australia $ — $ 510,419 $ — $ 510,419
Belgium — 192,149 — 192,149
Brazil 355,010 — — 355,010
China 296,798 2,288,347 — 2,585,145
France — 1,323,014 — 1,323,014
Germany — 1,140,492 — 1,140,492
Japan — 905,670 — 905,670
Netherlands 227,634 973,898 — 1,201,532
New Zealand — 171,352 — 171,352
Sweden — 287,946 — 287,946
Switzerland — 173,357 — 173,357
Taiwan — 394,451 — 394,451
United Kingdom — 1,486,968 — 1,486,968
United States 6,423,694 — — 6,423,694
Money Market Fund 328,511 — — 328,511
Total Investments $ 7,631,647 $ 9,848,063 $ — $ 17,479,710